UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
  (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
  (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Annual Report
August 31, 2018

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2017 through August 31, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

The Fund had negative performance during the fiscal period ending on August 31, 2018. The market price for VIDI decreased 5.65% and the NAV decreased 4.97%.  The Fund’s Index fell 4.38%. Meanwhile, outstanding shares ended the period at 24,200,000.

For the period, the largest positive contributor to return was Mallinckrodt PLC (MNK US), adding 0.39% to the return of the Fund, gaining 87.59% with an average weighting of 0.27%. The second largest contributor to return was Neste Oyj (NESTE FH), adding 0.34% to the return of the Fund, gaining 90.63% with an average weighting of 0.45%. The third largest contributor to return was PTT Exploration & Production PCL (PTTEP-R TB), adding 0.30% to the return of the Fund, gaining 71.08% with an average weighting of 0.57%.

For the period, the largest negative contributor to return was Yapi ve Kredi Bankasi AS (YKBNK TI), detracting 0.46% from the return of the Fund, declining 72.01% with an average weighting of 0.39%. The security contributing second-most negatively was Turkiye Is Bankasi AS (ISCTR TI), detracting 0.43% from the return of the Fund, and declining 71.00% with an average weighting of 0.36%. The third largest negative contributor to return was Turkiye Garanti Bankasi AS (GARAN TI), detracting 0.43% from the return of the Fund, and declining 69.85% with an average weight of 0.40%.

For the period, the best performing security in the Fund was Sino Biopharmaceutical Ltd (1177 HK), gaining 117.80% and contributing 0.28% to the return of the fund. The second-best performing security for the period was Aker BP ASA (AKERBP NO), gaining 102.18% and contributing 0.07% to the return of the fund. The third-best performing security was Neste Oyj (NESTE FH), gaining 90.63% for the period and contributing 0.34% to the return of the fund.

For the period, the worst performing security in the Fund was Turkiye Vakiflar Bankasi TAO (VAKBN TI), declining 74.55% and reducing the return of the fund by 0.36%. The second-worst performing security in the Fund was Yapi ve Kredi Bankasi AS

VIDENT INTERNATIONAL EQUITY FUND

(YKBNK TI), declining 72.01% and reducing the return of the fund by 0.46%. The third-worst performing security in the Fund was Turkiye Is Bankasi AS (ISCTR TI), declining 71.00% and reducing the return of the fund by 0.43%.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Vident Core U.S. Equity Fund Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2017 through August 31, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the fiscal period ending on August 31, 2018. The market price for VUSE increased 19.85% and the NAV increased 19.95%, while the S&P 500, a broad market index, gained 19.66% over the same period. The Fund’s Index returned 19.99%. Meanwhile, outstanding shares ended the period at 19,000,000.

For the period, the largest positive contributor to return was HollyFrontier Corp (HFC US), adding 0.66% to the return of the Fund, gaining 143.78% with an average weighting of 0.66%. The second largest contributor to return was Urban Outfitters Inc (URBN US), adding 0.59% to the return of the Fund, gaining 127.40% with an average weighting of 0.65%. The third largest contributor to return was PBF Energy Inc (PBF US), adding 0.55% to the return of the Fund, gaining 126.56% with an average weighting of 0.62%.

For the period, the largest negative contributor to return was Pilgrim’s Pride Corp (PPC US), detracting 0.22% from the return of the Fund, declining 39.49% with an average weighting of 0.45%. The security contributing second-most negatively was Realogy Holdings Corp (RLGY US), detracting 0.19% from the return of the Fund, and declining 35.96% with an average weighting of 0.39%. The third largest negative contributor to return was Tech Data Corp (TECD US), detracting 0.19% from the return of the Fund, and declining 34.04% with an average weight of 0.39%.

For the period, the best performing security in the Fund was HollyFrontier Corp (HFC US), gaining 143.78% and contributing 0.66% to the return of the fund. The second-best performing security for the period was NetApp Inc (NTAP US), gaining 128.22% and contributing 0.49% to the return of the fund. The third-best performing security was Urban Outfitters Inc (URBN US), gaining 127.40% for the period and contributing 0.59% to the return of the fund.

VIDENT CORE U.S. EQUITY FUND

For the period, the worst performing security in the Fund was Pilgrim’s Pride Corp (PPC US), declining 39.49% and reducing the return of the fund by 0.22%. The second-worst performing security in the Fund was Halcon Resources Corp (HK US), declining 36.83% and reducing the return of the fund by 0.14%. The third-worst performing security in the Fund was Realogy Holdings Corp (RLGY US), declining 35.96% and reducing the return of the fund by 0.19%.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this report relates to the operations of VBND for the fiscal period ended August 31, 2018.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index developed by Vident Financial, LLC (the “Index Provider”). This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial. It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For the fiscal year ended on August 31, 2018, the Fund’s total return (based on its market price) was -2.71%.  Based on NAV, its return was -2.42%. The Fund’s index returned -1.72%. VBND made regular quarterly distributions to shareholders during the fiscal period.

In the fixed income market, yields marched steadily higher (prices declined) for the first six months of the fiscal period.  From late August 2017 to mid February 2018, the yield on the 10-year U.S. Treasury note rose from approximately 2.1% to over 2.9%.  The yield environment during the latter half of the fiscal period saw a little more interest rate stabilization, as the 10-year Treasury note generally traded in a range between 2.7% and 3.1%.  It ended the fiscal period at a yield of around 2.85%.

Interest rates have been heavily influenced by the strengthening economic backdrop in the U.S. and a remarkably consistent Federal Reserve policy.  Federal Reserve governors have methodically raised short-term borrowing rates from near zero in late 2015 up to approximately 2% today, part of an effort to “normalize” interest rate policy and keep inflation contained.

This Federal Reserve policy has heavily influenced rates on the shorter end of the yield curve.  Over the last fiscal year, rates on 2-year Treasury notes rose by nearly 1.3%, while rates on 10-year Treasury notes and 30-year Treasury bonds rose by only approximately 75 basis points and 30 basis points, respectfully.  These interest rates shifts have contributed to an overall “flattening” of the yield curve.  In other words, the spread between short term and long term interest rates has become smaller.

This type of yield curve movement has been a major negative factor for VBND’s performance, as VBND tends to have a significant amount of security exposure in bonds within the 2 year-to-10 year section of the yield curve, and, unfortunately, this is the area of the yield curve that has been subject to the most upward interest rate movement over the fiscal period.

VIDENT CORE U.S. BOND STRATEGY ETF

The fund’s allocation to high yield during this time has been a bright spot, where the higher levels of income that is generated from these types of instruments, combined with falling credit spreads, helped to offset the negative impact from higher Treasury yields.

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 17-51.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core U.S. Equity Index (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Strategy Index (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Since
Year Ended August 31, 2018	Year	Years	Inception(1)
Vident International Equity Fund – NAV	-4.97%	8.93%	2.24%
Vident International Equity Fund – Market	-5.65%	9.26%	2.12%
Vident Core International Equity Index/
Vident International Equity Index(2)(3)	-4.38%	9.75%	3.21%
MSCI AC World Index ex USA – Net(2)(4)	3.18%	8.08%	3.29%
Morningstar Global ex-U.S. Large-Mid
Net Return Index(2)(5)	4.06%	8.37%	3.58%

The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 31, 2018, is 0.61%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)
MSCI AC World Index ex USA – Net captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries. With over 1,800 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

(5)	Morningstar Global ex-U.S. Large-Mid Total Return Index measures the performance of Global Markets Ex-U.S. equity markets targeting the top 90% of stocks by market capitalization.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Since
Year Ended August 31, 2018	Year	Year	Inception(1)
Vident Core U.S. Equity Fund – NAV	19.95%	13.20%	9.24%
Vident Core U.S. Equity Fund – Market	19.85%	13.17%	9.25%
Vident Core U.S. Stock Equity Index/
Vident Core U.S. Equity Index(2)(3)	19.99%	13.16%	9.11%
MSCI US IMI Index – Net(2)(4)	19.66%	15.25%	11.67%
Morningstar U.S. Market Total Return Index(2)(5)	20.09%	15.89%	12.36%
S&P 500 Index(2)(6)	19.66%	16.11%	12.65%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 31, 2018, is 0.50%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)
MSCI US IMI Index – Net is designed to measure the performance of the large, mid and small cap segments of the U.S. Market. With over 2,400 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in the U.S.

(5)	Morningstar U.S. Market Total Return Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.
(6)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market.  The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Since
Year Ended August 31, 2018	Year	Year	Inception(1)
Vident Core U.S. Bond Strategy ETF – NAV	-2.42%	1.22%	0.92%
Vident Core U.S. Bond Strategy ETF – Market	-2.71%	1.14%	0.86%
Vident Core U.S. Bond Strategy Index/
Vident Core U.S. Bond Strategy Index(2)(3)	-1.72%	2.01%	1.85%
FTSE Broad Investment-Grade (BIG)
Bond Index(2)(4)	-1.05%	1.77%	1.47%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 31, 2018, is 0.43%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)	FTSE Broad Investment-Grade (BIG) Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

Percentage of
Country	Net Assets
Australia	3.9%
Belgium	0.6%
Brazil	3.4%
Canada	5.1%
Chile	0.4%
China	2.0%
Denmark	1.5%
Finland	0.5%
France	1.9%
Germany	5.8%
Hong Kong	7.1%
India	0.5%
Indonesia	1.1%
Ireland	2.4%
Israel	0.3%
Italy	1.5%
Japan	7.5%
Malaysia	3.1%
Mexico	1.9%
Netherlands	4.0%
Norway	4.2%
Poland	0.6%
Portugal	0.3%
Republic of Korea	7.9%
Russian Federation	2.2%
Singapore	6.5%
South Africa	0.3%
Spain	0.5%
Sweden	1.6%
Switzerland	5.5%
Taiwan	2.0%
Thailand	5.2%
Turkey	4.0%
United Kingdom	4.1%
Short-Term Investments	0.3%
Investments Purchased
with Proceeds from
Securities Lending	1.9%
Liabilities in Excess
of Other Assets	-1.6%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	15.6%
Consumer Staples	7.8%
Energy	6.6%
Financials	13.8%
Healthcare	11.2%
Industrials	11.0%
Information Technology	21.5%
Materials	3.9%
Real Estate	2.4%
Telecommunication Services	2.2%
Utilities	3.8%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	3.4%
Liabilities in Excess of Other Assets	-3.3%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	34.8%
Mortgage Backed Securities – U.S. Government Agency	12.4%
U.S. Government Agency Issues	0.5%
U.S. Government Notes/Bonds	51.6%
Short-Term Investments	9.6%
Liabilities in Excess of Other Assets	-8.9%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018

Shares	Security Description	Value
COMMON STOCKS – 98.1%

	Australia – 3.9%
21,476	AGL Energy Ltd.	$322,744
230,421	BlueScope Steel Ltd.	2,884,553
373,402	CSR Ltd.	1,163,894
370,019	Downer EDI Ltd.	2,065,860
472,673	Fortescue Metals Group Ltd.	1,312,658
121,698	Harvey Norman Holdings Ltd. (a)	316,844
311,601	Metcash Ltd.	621,967
424,919	OZ Minerals Ltd.	2,787,231
626,376	Qantas Airways Ltd.	2,912,766
1,213,741	South32 Ltd.	3,054,673
85,168	Wesfarmers Ltd.	3,168,993
790,034	Whitehaven Coal Ltd.	2,873,910
		23,486,093
	Belgium – 0.6%
6,137	Ageas	318,318
34,463	UCB SA	3,158,079
		3,476,397
	Brazil – 2.5%
266,496	EDP – Energias do Brasil SA	870,619
587,470	Embraer SA	2,794,692
323,312	Hypera SA	2,147,775
1,250,203	JBS SA	2,843,233
303,507	Qualicorp Consultoria e Corretora de Seguros SA	1,160,223
779,068	TIM Participacoes SA	2,320,129
237,124	Vale SA	3,080,811
		15,217,482
	Canada – 5.1%
185,055	Air Canada (b)	3,806,262
107,978	Empire Company Ltd.	2,060,273
32,274	George Weston Ltd.	2,515,686
31,010	Industrial Alliance Insurance & Financial Services, Inc.	1,286,584
41,245	Loblaw Companies Ltd.	2,135,080
52,820	Magna International, Inc.	2,862,273
96,021	Manulife Financial Corporation	1,758,489
59,434	Norbord, Inc.	2,263,501

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Canada – 5.1% (Continued)
141,093	Power Corporation of Canada	$3,164,976
76,422	Sun Life Financial, Inc.	3,040,001
125,291	Teck Resources Ltd.	2,825,882
49,750	West Fraser Timber Company Ltd.	3,302,931
		31,021,938
	Chile – 0.4%
8,977,984	Banco Santander Chile	689,672
12,340,104	Enel Americas SA	1,840,213
		2,529,885
	China – 2.0%
3,410,000	China Petroleum & Chemical Corporation – Class H	3,427,856
7,072,000	China Telecom Corporation Ltd.	3,324,756
370,000	CNOOC Ltd.	654,308
18,000	CSPC Pharmaceutical Group Ltd.	45,408
1,269,000	Dongyue Group Ltd.	924,802
35,400	Jardine Matheson Holdings Ltd.	2,234,448
2,968,000	Sinopec Shanghai Petrochemical Company Ltd.	1,743,236
		12,354,814
	Denmark – 1.5%
66,667	GN Store Nord A/S	3,465,693
42,999	H Lundbeck A/S	2,528,563
48,271	Vestas Wind Systems A/S	3,371,196
		9,365,452
	Finland – 0.5%
526,706	Nokia OYJ	2,940,307

	France – 1.9%
48,403	AXA SA	1,224,605
88,817	Criteo SA – ADR (b)	2,203,550
195,671	Engie SA	2,875,372
29,784	Faurecia SA	1,829,012
129,777	Peugeot SA	3,578,576
		11,711,115
	Germany – 5.4%
14,518	Allianz SE	3,101,975

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Germany – 5.4% (Continued)
33,300	Covestro AG (c)	$2,843,061
22,926	Deutsche Boerse AG	3,174,238
126,818	Deutsche Lufthansa AG	3,318,445
23,961	Hannover Rueck SE	3,298,025
40,013	Hella KGaA Hueck & Company	2,420,854
13,083	HOCHTIEF AG	2,128,035
31,975	Leoni AG (a)	1,381,337
14,409	Muenchener Rueckversicherungs-Gesellschaft AG in
	Muenchen – Class R	3,114,898
26,358	Rheinmetall AG	2,880,280
119,425	RWE AG	3,036,064
58,560	Suedzucker AG (a)	806,709
45,345	Uniper SE	1,388,607
		32,892,528
	Hong Kong – 7.1%
349,500	China Mobile Ltd.	3,286,206
668,000	China Resources Gas Group Ltd.	3,042,592
406,000	China Resources Power Holdings Company Ltd.	731,420
770,400	China Taiping Insurance Holdings Company Ltd.	2,444,032
638,000	China Traditional Chinese
	Medicine Holdings Company Ltd.	464,952
2,466,000	China Unicom Hong Kong Ltd.	2,868,501
385,000	CK Asset Holdings Ltd.	2,744,429
275,500	CLP Holdings Ltd.	3,238,017
400	Country Garden Services Holdings Company Ltd. (b)	685
21,562,000	GCL-Poly Energy Holdings Ltd. (a)(b)	1,455,982
1,001,000	Haier Electronics Group Company Ltd.	2,608,066
1,715,000	IGG, Inc.	2,071,399
457,500	Kerry Properties Ltd.	1,734,081
865,000	Melco International Development Ltd.	2,303,316
27,500	Sino Biopharmaceutical Ltd.	34,826
2,043,000	Sinotruk Hong Kong Ltd. (a)	3,050,613
2,412,500	Sun Art Retail Group Ltd.	2,781,680
297,000	Swire Pacific Ltd.	3,358,273
971,000	The Wharf Holdings Ltd.	2,771,140
3,367,500	WH Group Ltd. (c)	2,539,923
		43,530,133

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	India – 0.5%
139,218	Infosys Ltd. – ADR	$2,891,558
19,489	Tata Motors Ltd. – ADR (b)	361,521
		3,253,079
	Indonesia – 1.1%
14,869,100	Adaro Energy Tbk PT	1,882,612
1,321,700	Bank Mandiri Persero Tbk PT	619,126
6,342,000	Bukit Asam Tbk PT	1,743,727
10,991,100	Telekomunikasi Indonesian Persero Tbk PT	2,604,137
		6,849,602
	Ireland – 2.4%
18,559	Allergan PLC	3,557,946
22,028	ICON PLC (b)	3,282,613
141,444	Mallinckrodt PLC (b)	4,874,160
55,071	Seagate Technology PLC	2,948,501
		14,663,220
	Israel – 0.3%
2,879	Orbotech Ltd. (b)	184,198
8,216	SolarEdge Technologies, Inc. (b)	393,957
48,862	Tower Semiconductor Ltd. (b)	1,067,677
		1,645,832
	Italy – 1.5%
184,056	Assicurazioni Generali SpA	3,071,954
359,475	Enel SpA	1,781,733
165,245	Eni SpA	3,072,340
500,076	UnipolSai Assicurazioni SpA (a)	1,120,034
		9,046,061
	Japan – 7.5%
115,300	Alfresa Holdings Corporation	2,897,967
192,700	Astellas Pharma, Inc.	3,270,608
279,700	Citizen Watch Company Ltd.	1,922,094
76,100	FUJIFILM Holdings Corporation	3,224,908
204,900	Hazama Ando Corporation (a)	1,541,116
435,000	Hitachi Ltd.	2,846,124
143,500	Ibiden Company Ltd. (a)	2,088,732

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Japan – 7.5% (Continued)
82,300	Japan Airlines Company Ltd.	$2,972,553
152,900	Medipal Holdings Corporation	3,090,128
82,800	NEC Corporation	2,292,429
21,100	NTT DOCOMO, Inc.	548,979
56,400	Sankyo Company Ltd.	2,164,242
168,100	Seino Holdings Company Ltd.	2,578,690
60,200	Sony Corporation	3,446,360
141,700	Sumitomo Dainippon Pharma Company Ltd.	3,022,235
45,900	Suzuken Company Ltd.	2,090,409
52,200	Suzuki Motor Corporation	3,403,580
57,100	Taisei Corporation	2,559,291
		45,960,445
	Malaysia – 3.1%
1,818,900	AirAsia Bhd	1,522,574
2,151,600	CIMB Group Holdings Bhd	3,188,525
1,281,300	Malayan Banking Bhd	3,105,426
1,005,000	Malaysia Airports Holdings Bhd	2,286,592
300,700	MISC Bhd	433,909
1,284,500	Petronas Chemicals Group Bhd	2,956,897
64,400	Public Bank Bhd	393,656
3,195,200	Sime Darby Bhd	1,982,665
853,200	Tenaga Nasional Bhd	3,255,427
		19,125,671
	Mexico – 1.9%
1,010,711	Alfa SAB de CV – Class A	1,330,488
314,815	Fomento Economico Mexicano SAB de CV	3,013,056
15,649	Gruma SAB de CV – Class B	197,825
177,317	Grupo Aeroportuario del Centro Norte SAB de CV	1,164,679
466,640	Grupo Financiero Banorte SAB de CV – Class O	3,180,244
1,063,062	Wal-Mart de Mexico SAB de CV	2,941,136
		11,827,428
	Netherlands – 4.0%
496,506	Aegon NV	2,984,304
55,916	AerCap Holdings NV (b)	3,185,535
601,771	ALTICE EUROPE NV (a)(b)	1,814,807

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Netherlands – 4.0% (Continued)
71,970	ASR Nederland NV	$3,441,578
49,752	EXOR NV	3,240,467
163,965	Fiat Chrysler Automobiles NV (b)	2,777,645
123,233	Koninklijke Ahold Delhaize NV	3,005,263
351,627	Phoenix Group Holdings	3,244,888
23,940	Signify NV (c)	675,182
		24,369,669
	Norway – 4.2%
65,940	Aker BP ASA	2,341,849
1,365,297	DNO ASA (b)	2,655,429
119,081	Equinor ASA	3,062,925
173,048	Leroy Seafood Group ASA	1,321,859
147,820	Marine Harvest ASA (a)	3,202,027
555,174	Norsk Hydro ASA	3,074,379
176,137	Orkla ASA	1,453,293
46,589	Salmar ASA	2,251,817
331,403	Storebrand ASA	2,944,413
159,062	Telenor ASA	3,007,127
		25,315,118
	Poland – 0.6%
31,209	Jastrzebska Spolka Weglowa SA (b)	652,935
81,930	Polski Koncern Naftowy ORLEN SA	2,186,907
374,016	Polskie Gornictwo Naftowe i Gazownictwo SA (b)	591,442
		3,431,284
	Portugal – 0.3%
6,290,069	Banco Comercial Portugues SA (b)	1,835,469

	Republic of Korea – 7.9%
79,800	GS Engineering & Construction Corporation	3,433,877
70,224	Hyundai Engineering & Construction Company Ltd.	3,785,150
48,214	Hyundai Marine & Fire Insurance Company Ltd.	1,611,248
14,495	Hyundai Mobis Company Ltd.	2,916,840
108,039	Kia Motors Corporation	3,110,677
46,748	Korea Electric Power Corporation	1,280,882
32,662	KT&G Corporation	2,963,538

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Republic of Korea – 7.9% (Continued)
166,012	LG Display Company Ltd.	$3,169,164
37,329	LG Electronics, Inc.	2,575,454
22,652	LG Innotek Company Ltd.	2,920,147
238,857	LG Uplus Corporation	3,368,868
75,511	Samsung Electronics Company Ltd.	3,286,626
11,742	Samsung Fire & Marine Insurance Company Ltd.	2,795,338
74,000	Seoul Semiconductor Company Ltd.	1,173,337
43,048	SFA Engineering Corporation	1,477,279
42,977	SK Hynix, Inc.	3,204,502
17,869	SK Innovation Company Ltd.	3,098,160
8,928	SK Telecom Company Ltd.	2,105,377
		48,276,464
	Russian Federation – 2.2%
696,222	Gazprom PJSC – ADR	3,070,339
70,285	Magnit PJSC – GDR (d)	1,038,109
320,240	Mobile TeleSystems PJSC – ADR	2,481,860
38,954	Novolipetsk Steel PJSC – GDR (d)	944,245
276,811	Rosneft Oil Company PJSC – GDR (d)	1,763,840
80,428	Severstal PJSC – GDR (d)	1,294,891
42,474	Tatneft PJSC – ADR	2,940,900
		13,534,184
	Singapore – 6.5%
1,934,600	CapitaLand Mall Trust (e)	3,021,820
349,400	City Developments Ltd.	2,366,652
1,360,700	ComfortDelGro Corporation Ltd.	2,274,372
163,000	DBS Group Holdings Ltd.	2,968,395
204,430	Flex Ltd. (b)	2,819,090
3,310,100	Genting Singapore Ltd.	2,585,166
2,391,720	Hutchison Port Holdings Trust	585,971
43,900	Jardine Cycle & Carriage Ltd.	1,039,463
115,236	Kulicke and Soffa Industries, Inc.	2,971,937
377,500	Oversea-Chinese Banking Corporation Ltd.	3,113,573
325,300	Singapore Airlines Ltd.	2,326,879
991,100	Singapore Press Holdings Ltd. (a)	2,025,532
692,600	Singapore Technologies Engineering Ltd.	1,688,467
234,900	Singapore Telecommunications Ltd.	553,795

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Singapore – 6.5% (Continued)
161,419	United Overseas Bank Ltd.	$3,188,203
232,000	Venture Corporation Ltd.	3,066,691
1,256,100	Wilmar International Ltd.	2,933,849
		39,529,855
	South Africa – 0.3%
64,800	Barloworld Ltd.	552,854
42,597	Gold Fields Ltd.	104,666
370,650	Telkom SA SOC Ltd.	1,272,246
		1,929,766
	Spain – 0.5%
72,060	ACS Actividades de Construccion y Servicios SA	3,008,229

	Sweden – 1.6%
29,681	Autoliv, Inc.	2,644,280
140,563	Axfood AB	2,687,735
109,068	Boliden AB	2,857,880
179,837	Husqvarna AB – Class B	1,430,988
		9,620,883
	Switzerland – 5.5%
20,468	Baloise Holding AG	3,153,482
211,377	GAM Holding AG	1,635,981
48,588	Garmin Ltd.	3,310,786
3,664	Helvetia Holding AG	2,204,992
37,498	Novartis AG	3,116,626
13,151	Roche Holding AG	3,274,492
136,537	STMicroelectronics NV	2,812,616
16,774	Sunrise Communications Group AG (c)	1,533,266
6,747	Swatch Group AG	2,885,492
8,904	Swiss Life Holding AG	3,233,466
34,679	Swiss Re AG	3,125,449
10,328	Zurich Insurance Group AG	3,152,544
		33,439,192
	Taiwan – 2.0%
7,666,000	AU Optronics Corporation	3,319,479
1,127,000	China Petrochemical Development Corporation (b)	521,029

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Taiwan – 2.0% (Continued)
484,000	Radiant Opto-Electronics Corporation	$1,063,649
3,536,000	Shin Kong Financial Holding Company Ltd.	1,398,743
880,000	Sino-American Silicon Products, Inc.	2,521,244
236,000	TPK Holding Company Ltd.	441,804
5,208,000	United Microelectronics Corporation	2,941,846
		12,207,794
	Thailand – 5.2%
1,636,200	Bangchak Corp PCL	1,799,670
3,193,500	Esso Thailand PCL	1,541,622
15,842,300	IRPC PCL – NVDR	3,364,008
487,300	Kasikornbank PCL – NVDR	3,141,470
417,000	Kiatnakin Bank PCL – NVDR	984,212
5,325,500	Krung Thai Bank PCL – NVDR	3,156,575
780,400	PTT Exploration & Production PCL – NVDR	3,397,708
1,281,100	PTT Global Chemical PCL – NVDR	3,199,814
2,034,870	PTT PCL – NVDR	3,263,999
786,200	Siam Commercial Bank PCL – NVDR	3,555,075
2,522,800	Star Petroleum Refining PCL	1,148,479
1,250,200	Thai Oil PCL – NVDR	3,218,129
		31,770,761
	Turkey – 4.0%
204,134	BIM Birlesik Magazalar AS	2,250,260
8,020,201	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)(e)	2,228,422
1,310,358	Eregli Demir ve Celik Fabrikalari TAS	2,342,805
1,119,171	KOC Holding AS	2,531,644
1,900,703	Petkim Petrokimya Holding AS (a)	1,581,467
1,418,387	Soda Sanayii AS (a)	1,734,899
247,908	TAV Havalimanlari Holding AS	1,233,878
49,380	Tupras Turkiye Petrol Rafinerileri AS	879,888
894,462	Turk Hava Yollari AO (b)	2,198,927
623,366	Turkcell Iletisim Hizmetleri AS	997,800
2,059,919	Turkiye Garanti Bankasi AS	1,850,809
2,928,040	Turkiye Is Bankasi AS	1,764,186
1,433,716	Turkiye Vakiflar Bankasi TAO	749,089
6,694,730	Yapi ve Kredi Bankasi AS (a)(b)	1,698,387
		24,042,461

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	United Kingdom – 4.1%
346,032	Ferrexpo PLC	$697,344
349,759	International Consolidated Airlines Group SA	3,140,367
413,367	IWG PLC	1,289,455
727,920	J Sainsbury PLC	3,067,297
754,613	Kingfisher PLC	2,682,506
136,002	Plus500 Ltd. (a)	2,711,626
507,718	Royal Mail PLC	2,956,376
911,534	Tesco PLC	2,920,444
146,758	TUI AG	2,712,442
850,555	WM Morrison Supermarkets PLC (a)	2,910,247
		25,088,104
	TOTAL COMMON STOCKS (Cost $580,021,203)	598,296,715

PREFERRED STOCKS – 1.3%
	Brazil – 0.9%
587,563	Petroleo Brasileiro SA	2,760,909
270,484	Telefonica Brasil SA	2,635,842
		5,396,751
	Germany – 0.4%
189,078	Schaeffler AG	2,573,896
	TOTAL PREFERRED STOCKS (Cost $10,363,588)	7,970,647

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
SHORT TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%
1,548,511	Invesco Short-Term Investments Trust Government
	& Agency Portfolio – Institutional Class, 1.850% (f)	$1,548,511
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,548,511)	1,548,511

INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL – 1.9%
	Money Market Funds – 0.1%
256,000	Morgan Stanley Institutional Liquidity Funds Government
	Portfolio – Institutional Class, 1.840% (f)	256,000
163,000	GoldmanSachs Financial Square Government Fund –
	Institutional Class, 1.850% (f)	163,000
	TOTAL MONEY MARKET FUNDS
	(Cost $419,000)	419,000
Principal
Amount
	Repurchase Agreements – 1.8%
$2,702,912	Goldman Sachs & Company LLC. – 1.960%, dated
	08/31/2018, matures 09/04/2018, repurchase price
	$2,703,057 (collateralized by various U.S. government
	obligations: Total Value $2,756,970)	2,702,912
2,702,912	Merrill Lynch, Pierce, Fenner & Smith, Inc. – 1.970%,
	dated 08/31/2018, matures 09/04/2018, repurchase price
	$2,703,058 (collateralized by various U.S. government
	obligations: Total Value $2,756,970)	2,702,912
2,702,912	MUFG Securities America, Inc. – 1.970%,
	dated 08/31/2018, matures 09/04/2018, repurchase price
	$2,703,058 (collateralized by various U.S. government
	obligations: Total Value $2,756,970)	2,702,912
381,669	NatWest Markets PLC – 1.950%, dated 08/31/2018,
	matures 09/04/2018, repurchase price $381,689
	(collateralized by various U.S. government obligations:
	Total Value $389,302)	381,669

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Principal
Amount	Security Description	Value
INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL – 1.9% (Continued)
$2,702,912	RBC Dominion Securities, INC – 1.970%,
	dated 08/31/2018, matures 09/04/2018, repurchase price
	$2,703,058 (collateralized by various U.S. government
	obligations: Total Value $2,756,970)	$2,702,912
	TOTAL REPURCHASE AGREEMENTS
	(Cost $11,193,317)	11,193,317
	TOTAL INVESTMENTS PURCHASED WITH
	SECURITIES LENDING COLLATERAL (g)
	(Cost $11,612,317)	11,612,317
	TOTAL INVESTMENTS – 101.6%
	(Cost $603,545,619)	619,428,190
	Liabilities in Excess of Other Assets – (1.6)%	(9,800,659)
	NET ASSETS – 100.0%	$609,627,531

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $12,903,075 or 2.1% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2018, the value of these securities amounted to $7,591,432 or 1.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2018, the value of these securities amounted to $5,041,085 or 0.8% of net assets.

(e)	Real Estate Investment Trust.
(f)	Annualized seven-day yield as of August 31, 2018.
(g)	Investments purchased with cash proceeds from securities lending. As of August 31, 2018, total cash collateral has a value of $11,612,317 and total non-cash collateral has a value of $2,787,443.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018

Shares	Security Description	Value
COMMON STOCKS – 99.8%

	Consumer Discretionary – 15.6%
67,286	Aaron’s, Inc.	$3,345,460
136,218	Abercrombie & Fitch Company	2,951,844
59,708	Adtalem Global Education, Inc. (a)	2,857,028
127,847	American Eagle Outfitters, Inc.	3,318,908
43,245	Best Buy Company, Inc.	3,440,572
52,871	Big Lots, Inc.	2,276,097
53,360	BJ’s Restaurants, Inc. (b)	4,039,352
52,132	Brunswick Corporation/DE (b)	3,462,607
90,051	Caleres, Inc.	3,645,264
366,839	Chico’s FAS, Inc.	3,345,572
24,355	Cooper-Standard Holdings, Inc. (a)	3,371,463
27,567	Deckers Outdoor Corporation (a)	3,358,763
40,159	Dillards, Inc. – Class A (b)	3,155,694
119,264	DSW, Inc. – Class A	3,966,721
67,591	Foot Locker, Inc.	3,332,236
221,933	GameStop Corporation – Class A (b)	2,945,051
191,647	Gannett Company, Inc.	1,970,131
142,133	Gentex Corporation	3,323,070
3,398	Graham Holdings Company – Class B	1,911,885
29,407	Group 1 Automotive, Inc.	2,266,986
44,637	Kohl’s Corporation (b)	3,531,233
91,439	La-Z-Boy, Inc.	3,040,347
18,897	Lear Corporation (b)	3,065,093
83,255	Macy’s, Inc. (b)	3,042,970
62,217	Nordstrom, Inc. (b)	3,910,338
489,428	Office Depot, Inc.	1,639,584
30,922	Oxford Industries, Inc.	2,878,529
24,047	Ralph Lauren Corporation	3,193,682
41,160	Target Corporation	3,601,500
55,353	The Cheesecake Factory, Inc. (b)	2,943,119
65,438	The Gap, Inc.	1,986,043
24,168	Thor Industries, Inc.	2,306,594
69,999	Urban Outfitters, Inc. (a)	3,253,554
54,773	Williams-Sonoma, Inc. (b)	3,846,708
		104,523,998

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 7.8%
63,222	Archer-Daniels-Midland Company	$3,186,389
72,881	Cal-Maine Foods, Inc.	3,603,965
14,825	Costco Wholesale Corporation	3,456,152
150,384	Darling Ingredients, Inc. (a)	2,974,596
31,780	Fresh Del Monte Produce, Inc.	1,189,843
22,991	Ingredion, Inc. (b)	2,323,700
134,049	Keurig Dr Pepper, Inc.	3,056,317
32,948	Sanderson Farms, Inc. (b)	3,484,580
35,340	SpartanNash Company	754,509
120,157	Sprouts Farmers Market, Inc. (a)	3,180,556
29,839	The J.M. Smucker Company	3,084,756
112,383	The Kroger Company	3,540,064
50,413	Tyson Foods, Inc. – Class A	3,166,441
83,319	United Natural Foods, Inc. (a)	2,958,658
43,164	Universal Corporation	2,581,207
24,669	USANA Health Sciences, Inc. (a)	3,255,075
48,665	Walgreens Boots Alliance, Inc.	3,336,472
37,253	Walmart, Inc.	3,571,073
		52,704,353
	Energy – 6.6%
184,227	Archrock, Inc.	2,330,472
193,230	CNX Resources Corporation (a)	3,080,086
45,761	ConocoPhillips	3,360,230
43,184	Energen Corporation (a)	3,348,919
44,174	HollyFrontier Corporation	3,291,847
92,044	Mammoth Energy Services, Inc.	2,529,369
40,073	Marathon Oil Corporation	861,970
96,074	Murphy Oil Corporation	2,961,961
70,931	PBF Energy, Inc. – Class A	3,682,738
74,636	Peabody Energy Corporation	3,083,213
308,918	QEP Resources, Inc. (a)	3,079,913
622,511	Southwestern Energy Company (a)	3,498,512
83,818	Unit Corporation (a)	2,203,575
28,134	Valero Energy Corporation	3,316,436
66,795	Whiting Petroleum Corporation (a)	3,400,533
		44,029,774

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Financials – 13.8%
74,014	Aflac, Inc.	$3,422,407
32,065	American Express Company	3,398,249
29,104	American Financial Group, Inc.	3,241,021
28,768	Artisan Partners Asset Management, Inc. – Class A	953,659
29,839	Assurant, Inc.	3,068,046
29,180	Evercore, Inc.	3,097,457
95,295	Federated Investors, Inc. – Class B	2,207,032
53,066	First American Financial Corporation	3,017,333
100,424	Franklin Resources, Inc. (b)	3,187,458
39,360	Green Dot Corporation – Class A (a)	3,371,971
43,308	Kemper Corporation	3,523,106
77,427	Legg Mason, Inc.	2,415,722
72,687	Metlife, Inc.	3,335,606
51,885	Moelis & Company – Class A	3,011,924
149,369	Old Republic International Corporation	3,313,004
17,185	Piper Jaffray Companies	1,323,245
33,506	Prudential Financial, Inc.	3,291,965
23,182	Reinsurance Group of America, Inc.	3,311,549
167,957	Santander Consumer USA Holdings, Inc.	3,624,512
109,563	Synchrony Financial	3,469,860
130,585	TCF Financial Corporation	3,310,330
34,688	The Allstate Corporation	3,488,572
61,550	The Bank of New York Mellon Corporation	3,209,833
26,017	The Hanover Insurance Group, Inc.	3,186,822
56,814	The Hartford Financial Services Group, Inc.	2,861,721
54,665	The Progressive Corporation	3,691,528
35,608	Torchmark Corporation	3,130,655
60,640	Unum Group	2,236,403
64,782	Voya Financial, Inc.	3,243,635
162,823	Waddell & Reed Financial, Inc. – Class A (b)	3,259,717
28,785	Walker & Dunlop, Inc.	1,568,783
		92,773,125
	Health Care – 11.2%
72,282	Acadia Healthcare Company, Inc. (a)	3,001,871
34,093	Amedisys, Inc. (a)	4,261,966
52,844	AMN Healthcare Services, Inc. (a)	3,080,805

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Health Care – 11.2% (Continued)
13,162	Anthem, Inc.	$3,484,376
57,244	Avanos Medical, Inc. (a)	4,127,292
52,592	Cambrex Corporation (a)	3,544,701
24,708	Centene Corporation (a)	3,619,228
14,956	Cigna Corporation	2,816,813
49,547	CVS Health Corporation	3,727,916
43,066	DaVita, Inc. (a)	2,984,043
22,375	Eagle Pharmaceuticals, Inc./DE (a)	1,546,784
43,581	Encompass Health Corporation	3,555,774
26,444	HCA Healthcare, Inc.	3,546,405
10,301	Humana, Inc.	3,432,911
18,831	Laboratory Corporation of America Holdings (a)	3,255,315
35,203	Magellan Health, Inc. (a)	2,587,421
30,788	Molina Healthcare, Inc. (a)	4,248,744
77,444	Owens & Minor, Inc.	1,314,999
86,130	Pfizer, Inc.	3,576,118
87,697	Premier, Inc. (a)	3,878,838
30,621	Quest Diagnostics, Inc.	3,367,698
84,541	Tenet Healthcare Corporation (a)	2,850,723
12,791	UnitedHealth Group, Inc.	3,433,872
		75,244,613
	Industrials – 11.0%
85,884	AECOM (a)	2,889,138
50,754	Alaska Air Group, Inc. (b)	3,425,387
51,780	Apogee Enterprises, Inc.	2,548,612
65,582	ArcBest Corporation (b)	3,154,494
48,479	Atlas Air Worldwide Holdings, Inc. (a)	2,952,371
13,731	Comfort Systems USA, Inc.	788,159
60,892	Delta Air Lines, Inc.	3,560,964
42,007	EMCOR Group, Inc.	3,364,761
43,600	FTI Consulting, Inc. (a)	3,323,192
53,523	Hawaiian Holdings, Inc.	2,221,204
84,103	Herman Miller, Inc.	3,221,145
182,548	JetBlue Airways Corporation (a)	3,483,016
159,994	KBR, Inc.	3,356,674
48,839	Korn/Ferry International	3,278,562

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Industrials – 11.0% (Continued)
47,335	Matson, Inc.	$1,768,436
38,211	Regal Beloit Corporation	3,198,261
43,278	Robert Half International, Inc.	3,383,474
40,947	Ryder System, Inc.	3,146,367
48,868	Schneider National, Inc.	1,321,879
36,186	SkyWest, Inc.	2,362,946
76,708	Spirit Airlines, Inc. (a)	3,645,164
106,140	Steelcase, Inc.	1,549,644
88,357	Trinity Industries, Inc.	3,166,715
9,558	UniFirst Corporation	1,770,142
40,462	United Continental Holdings, Inc. (a)	3,537,188
91,177	Werner Enterprises, Inc.	3,378,108
		73,796,003
	Information Technology – 21.5%
25,202	Akamai Technologies, Inc. (a)	1,893,678
44,054	Amdocs Ltd.	2,875,845
200,286	Amkor Technology, Inc. (a)	1,748,497
68,244	Applied Materials, Inc.	2,935,857
128,194	ARRIS International PLC (a)	3,321,507
155,409	Avaya Holdings Corporation (a)	3,630,354
75,060	Avnet, Inc.	3,632,904
75,454	Benchmark Electronics, Inc.	1,950,486
18,582	CACI International, Inc. (a)	3,623,490
72,477	Cardtronics PLC – Class A (a)(b)	2,543,218
77,962	Cirrus Logic, Inc. (a)	3,426,430
75,510	Cisco Systems, Inc.	3,607,113
36,077	Cognizant Technology Solutions Corporation	2,829,519
176,619	Conduent, Inc. (a)	4,094,028
34,427	CSG Systems International, Inc.	1,285,848
60,483	Diodes, Inc. (a)	2,293,515
37,689	DXC Technology Company	3,433,091
35,607	EchoStar Corporation – Class A (a)	1,709,136
90,673	Entegris, Inc.	3,073,815
18,564	F5 Networks, Inc. (a)	3,510,824
61,242	First Solar, Inc. (a)	3,189,483
209,490	Hewlett Packard Enterprise Company	3,462,870

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Information Technology – 21.5% (Continued)
140,167	HP, Inc.	$3,455,117
35,368	Insight Enterprises, Inc. (a)(b)	1,950,192
39,040	InterDigital, Inc.	3,224,704
115,411	Jabil, Inc.	3,411,549
118,447	KEMET Corporation (a)	3,060,670
112,247	Knowles Corporation (a)	2,035,038
18,473	Lam Research Corporation	3,197,492
60,036	Lumentum Holdings, Inc. (a)	4,076,444
28,761	ManTech International Corporation	1,907,430
46,285	Methode Electronics, Inc.	1,835,200
61,148	Micron Technology, Inc. (a)	3,211,493
34,726	MKS Instruments, Inc.	3,226,045
40,437	NetApp, Inc.	3,510,336
45,756	NETGEAR, Inc. (a)	3,241,813
118,232	NetScout Systems, Inc. (a)	2,955,800
139,217	ON Semiconductor Corporation (a)	2,970,891
29,898	OSI Systems, Inc. (a)	2,328,755
28,882	Plexus Corporation (a)(b)	1,827,942
39,987	Qorvo, Inc. (a)	3,202,559
125,119	Sabre Corporation	3,266,857
70,020	Sanmina Corporation (a)	2,156,616
34,428	Skyworks Solutions, Inc.	3,143,276
25,426	Sykes Enterprises, Inc. (a)	768,882
80,741	Syntel, Inc. (a)	3,289,388
27,806	Tech Data Corporation (a)	2,022,887
65,611	Teradyne, Inc.	2,702,517
143,089	TTM Technologies, Inc. (a)	2,675,764
126,909	Vishay Intertechnology, Inc.	3,020,434
42,637	Western Digital Corporation	2,696,364
		144,443,963
	Materials – 3.9%
62,696	Alcoa Corporation (a)	2,800,630
68,579	Domtar Corporation	3,490,671
37,590	Huntsman Corporation	1,146,119
28,361	Kaiser Aluminum Corporation	3,108,082
121,745	Louisiana-Pacific Corporation	3,550,084

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Materials – 3.9% (Continued)
35,687	Reliance Steel & Aluminum Company	$3,136,531
67,869	Steel Dynamics, Inc.	3,103,649
40,229	Trinseo SA	3,103,667
86,330	United States Steel Corporation	2,562,275
		26,001,708
	Real Estate – 2.4%
130,902	CoreCivic, Inc. (c)	3,389,053
83,947	DiamondRock Hospitality Company (c)	1,004,006
19,086	Jones Lang LaSalle, Inc. (b)	2,910,997
145,502	Realogy Holdings Corporation (b)	3,112,288
414,484	Washington Prime Group, Inc. (c)	3,208,106
107,965	Xenia Hotels & Resorts, Inc. (c)	2,619,231
		16,243,681
	Telecommunication Services – 2.2%
106,152	AT&T, Inc.	3,390,495
178,732	CenturyLink, Inc.	3,817,716
131,793	Telephone & Data Systems, Inc.	3,959,062
55,362	T-Mobile US, Inc. (a)	3,656,106
		14,823,379
	Utilities – 3.8%
52,886	Ameren Corporation	3,343,982
34,629	Edison International	2,276,164
93,350	FirstEnergy Corporation	3,489,423
90,873	OGE Energy Corporation	3,346,853
73,531	PG&E Corporation	3,395,661
63,772	Portland General Electric Company	2,959,021
240,142	The AES Corporation	3,232,311
62,124	UGI Corporation	3,357,802
		25,401,217
	TOTAL COMMON STOCKS (Cost $585,796,182)	669,985,814

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
640,425	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 1.850% (d)	$640,425
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $640,425)	640,425

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 3.4%

22,600,593	First American Government Obligations Fund –
	Class Z, 1.780% (d)	22,600,593
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 22,600,593)	22,600,593
	TOTAL INVESTMENTS – 103.3%
	(Cost $609,037,200)	693,226,832
	Liabilities in Excess of Other Assets – (3.3)%	(21,871,770)
	NET ASSETS – 100.0%	$671,355,062

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of August 31, 2018. Total value of securities out on loan is $22,069,782 or 3.3% of net assets.
(c)	Real Estate Investment Trust.
(d)	Annualized seven-day yield as of August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8%

	Consumer Discretionary – 6.5%
$1,280,000	AMC Networks, Inc.
	08/01/2025, 4.750%	$1,238,400
635,000	AutoZone, Inc.
	06/01/2027, 3.750%	617,594
590,000	CCO Holdings LLC / CCO Holdings
	Capital Corporation (a)
	05/01/2027, 5.125%	564,188
1,100,000	Comcast Corporation
	02/01/2027, 3.300%	1,057,770
920,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	899,672
2,700,000	Dollar General Corporation
	04/15/2027, 3.875%	2,657,999
500,000	Dollar Tree, Inc.
	05/15/2028, 4.200%	493,351
1,030,000	Gray Television, Inc. (a)
	07/15/2026, 5.875%	1,032,575
2,085,000	Hasbro, Inc.
	09/15/2027, 3.500%	1,956,766
825,000	Hilton Domestic Operating Company, Inc.
	09/01/2024, 4.250%	804,375
580,000	KFC Holding Company/Pizza Hut Holdings LLC/
	Taco Bell of America LLC (a)
	06/01/2027, 4.750%	553,900
2,800,000	Lear Corporation
	09/15/2027, 3.800%	2,646,390
650,000	Lennar Corporation
	11/15/2022, 4.750%	653,250
1,110,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	1,071,759
220,000	MGM Resorts International
	03/15/2022, 7.750%	242,275
865,000	Netflix, Inc.
	02/15/2025, 5.875%	895,275
1,895,000	NIKE, Inc.
	11/01/2026, 2.375%	1,740,351

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Consumer Discretionary – 6.5% (Continued)
$2,275,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	$2,190,685
610,000	PulteGroup, Inc.
	03/01/2021, 4.250%	614,758
1,630,000	Sally Holdings LLC / Sally Capital, Inc.
	12/01/2025, 5.625%	1,503,675
500,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	497,500
1,995,000	Starbucks Corporation
	06/15/2026, 2.450%	1,818,209
150,000	Station Casinos LLC (a)
	10/01/2025, 5.000%	145,313
2,650,000	Tapestry, Inc.
	07/15/2027, 4.125%	2,544,385
1,000,000	Target Corporation
	04/15/2026, 2.500%	933,658
1,025,000	Tenneco, Inc.
	07/15/2026, 5.000%	912,250
380,000	The Home Depot, Inc.
	04/01/2026, 3.000%	367,171
2,405,000	The TJX Companies, Inc.
	09/15/2026, 2.250%	2,198,477
1,200,000	The Walt Disney Company
	06/15/2027, 2.950%	1,149,893
800,000	Wyndham Destinations, Inc.
	03/01/2022, 4.250%	773,952
		34,775,816
	Consumer Staples – 1.7%
2,070,000	Altria Group, Inc.
	09/16/2026, 2.625%	1,909,905
620,000	B&G Foods, Inc.
	04/01/2025, 5.250%	603,725
600,000	Constellation Brands, Inc.
	05/09/2027, 3.500%	568,863
1,360,000	Edgewell Personal Care Company
	05/24/2022, 4.700%	1,357,008

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Consumer Staples – 1.7% (Continued)
$1,125,000	Ingredion, Inc.
	10/01/2026, 3.200%	$1,056,965
250,000	Lamb Weston Holdings, Inc. (a)
	11/01/2024, 4.625%	246,875
704,000	The Estee Lauder Companies, Inc.
	03/15/2027, 3.150%	682,035
1,300,000	The JM Smucker Company
	12/15/2027, 3.375%	1,226,349
1,345,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,284,651
120,000	Walmart, Inc.
	02/15/2030, 7.550%	162,950
		9,099,326
	Energy – 7.4%
2,115,000	Boardwalk Pipelines LP
	07/15/2027, 4.450%	2,069,784
360,000	Chevron Corporation
	05/16/2026, 2.954%	346,623
2,810,000	Cimarex Energy Company
	05/15/2027, 3.900%	2,705,719
1,850,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,773,913
900,000	Conoco Funding Company
	10/15/2031, 7.250%	1,173,225
2,250,000	Continental Resources, Inc.
	01/15/2028, 4.375%	2,240,033
750,000	Denbury Resources, Inc. (a)
	05/15/2021, 9.000%	810,000
550,000	Diamond Offshore Drilling, Inc.
	08/15/2025, 7.875%	562,375
2,500,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	2,403,108
530,000	Energy Transfer Equity LP
	01/15/2024, 5.875%	564,450
319,000	EOG Resources, Inc.
	01/15/2026, 4.150%	328,530

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Energy – 7.4% (Continued)
$1,100,000	EQT Corporation
	10/01/2027, 3.900%	$1,037,316
2,995,000	EQT Midstream Partners LP
	12/01/2026, 4.125%	2,818,829
660,000	Extraction Oil & Gas, Inc. (a)
	02/01/2026, 5.625%	621,225
1,580,000	Gulfport Energy Corporation
	10/15/2024, 6.000%	1,568,150
892,000	Helmerich & Payne International Drilling Company
	03/15/2025, 4.650%	923,470
2,060,000	HollyFrontier Corporation
	04/01/2026, 5.875%	2,221,806
1,500,000	Marathon Oil Corporation
	07/15/2027, 4.400%	1,506,450
1,155,000	MPLX LP
	03/01/2027, 4.125%	1,132,888
720,000	Newfield Exploration Company
	01/01/2026, 5.375%	754,200
1,385,000	Occidental Petroleum Corporation
	02/15/2027, 3.000%	1,326,952
710,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	688,394
1,340,000	Range Resources Corporation
	03/15/2023, 5.000%	1,317,622
500,000	SM Energy Company
	06/01/2025, 5.625%	497,500
1,515,000	Southwestern Energy Company
	01/23/2025, 6.700%	1,522,575
1,500,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corporation
	06/01/2024, 5.500%	1,477,500
830,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corporation
	04/15/2025, 5.750%	805,100
1,175,000	Sunoco LP / Sunoco Finance Corporation (a)
	01/15/2023, 4.875%	1,162,122

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Energy – 7.4% (Continued)
$900,000	Talen Energy Supply LLC (a)
	01/15/2026, 10.500%	$792,000
540,000	Targa Resources Partners LP / Targa Resources
	Partners Finance Corp.
	02/01/2027, 5.375%	538,650
1,315,000	Valero Energy Partners LP
	12/15/2026, 4.375%	1,313,983
500,000	WPX Energy, Inc.
	08/01/2023, 8.250%	570,000
		39,574,492
	Financials – 1.9%
1,830,000	Berkshire Hathaway, Inc.
	03/15/2026, 3.125%	1,782,563
500,000	Brighthouse Financial, Inc.
	06/22/2027, 3.700%	447,577
2,710,000	Capital One Financial Corporation
	10/29/2025, 4.200%	2,672,411
1,160,000	ESH Hospitality, Inc. (a)
	05/01/2025, 5.250%	1,126,650
900,000	Fifth Third Bancorp
	03/14/2028, 3.950%	894,871
600,000	Huntington Bancshares, Inc./OH
	05/15/2025, 4.000%	604,616
300,000	Manufacturers & Traders Trust Company
	08/17/2027, 3.400%	292,578
600,000	Nasdaq, Inc.
	06/30/2026, 3.850%	587,570
1,480,000	S&P Global, Inc.
	06/15/2025, 4.000%	1,497,978
600,000	The Progressive Corporation
	01/15/2027, 2.450%	550,645
		10,457,459
	Health Care – 4.5%
1,000,000	Aetna, Inc.
	11/15/2024, 3.500%	981,641

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Health Care – 4.5% (Continued)
$900,000	Anthem, Inc.
	03/01/2028, 4.101%	$886,323
1,890,000	Baxter International, Inc.
	08/15/2026, 2.600%	1,737,931
1,110,000	Biogen, Inc.
	09/15/2025, 4.050%	1,124,530
1,050,000	Bristol-Myers Squibb Company
	02/27/2027, 3.250%	1,027,490
500,000	Cardinal Health, Inc.
	06/15/2027, 3.410%	461,733
1,690,000	Change Healthcare Holdings LLC /
	Change Healthcare Finance, Inc. (a)
	03/01/2025, 5.750%	1,658,312
2,165,000	Cigna Corporation
	04/15/2025, 3.250%	2,061,041
680,000	DaVita, Inc.
	05/01/2025, 5.000%	647,700
2,550,000	Express Scripts Holding Company
	03/01/2027, 3.400%	2,366,667
490,000	HCA, Inc.
	05/01/2023, 5.875%	515,725
2,725,000	Humana, Inc.
	03/15/2027, 3.950%	2,700,512
755,000	IMS Health, Inc. (a)
	10/15/2026, 5.000%	748,394
700,000	Laboratory Corp of America Holdings
	09/01/2027, 3.600%	674,043
1,250,000	LifePoint Health, Inc.
	05/01/2024, 5.375%	1,303,125
1,400,000	McKesson Corporation
	02/16/2028, 3.950%	1,356,643
1,010,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	1,035,250
324,000	Pharmacia LLC
	12/01/2028, 6.600%	394,912

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Health Care – 4.5% (Continued)
$1,200,000	UnitedHealth Group, Inc.
	04/15/2027, 3.375%	$1,176,541
1,350,000	Zoetis, Inc.
	09/12/2027, 3.000%	1,265,448
		24,123,961
	Industrials – 4.0%
600,000	AECOM
	10/15/2024, 5.875%	643,434
500,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	470,000
1,550,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	1,498,343
1,100,000	Cintas Corp No 2
	04/01/2027, 3.700%	1,092,180
700,000	CSX Corporation
	03/01/2028, 3.800%	694,480
1,100,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	1,077,038
1,255,000	Fortive Corporation
	06/15/2026, 3.150%	1,180,317
1,250,000	Huntington Ingalls Industries, Inc.
	12/01/2027, 3.483%	1,190,250
600,000	Illinois Tool Works, Inc.
	11/15/2026, 2.650%	562,062
1,225,000	Kirby Corporation
	03/01/2028, 4.200%	1,212,931
600,000	Norfolk Southern Corporation
	06/15/2026, 2.900%	569,513
325,000	RBS Global, Inc / Rexnord LLC (a)
	12/15/2025, 4.875%	314,438
920,000	Sensata Technologies BV (a)
	10/01/2025, 5.000%	922,300
2,000,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	2,014,518
1,600,000	The ADT Corporation
	06/15/2023, 4.125%	1,526,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Industrials – 4.0% (Continued)
$900,000	The ServiceMaster Company LLC (a)
	11/15/2024, 5.125%	$886,500
1,455,000	Union Pacific Corporation
	03/01/2026, 2.750%	1,364,930
1,000,000	United Rentals North America, Inc.
	05/15/2027, 5.500%	1,000,000
950,000	Wabtec Corporation
	11/15/2026, 3.450%	885,465
2,485,000	Xylem, Inc.
	11/01/2026, 3.250%	2,358,969
		21,463,668
	Information Technology – 3.0%
750,000	Apple, Inc.
	06/20/2027, 3.000%	721,062
1,800,000	Applied Materials, Inc.
	04/01/2027, 3.300%	1,762,183
250,000	Automatic Data Processing, Inc.
	09/15/2025, 3.375%	249,808
540,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	518,112
950,000	CDK Global, Inc.
	10/15/2024, 5.000%	976,125
725,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	757,625
2,110,000	Citrix Systems, Inc.
	12/01/2027, 4.500%	2,056,543
1,200,000	Entegris, Inc. (a)
	02/10/2026, 4.625%	1,162,500
470,000	Intel Corporation
	07/29/2025, 3.700%	476,998
900,000	Jabil, Inc.
	01/12/2028, 3.950%	862,110
600,000	KLA-Tencor Corporation
	11/01/2024, 4.650%	622,178
1,950,000	Mastercard, Inc.
	11/21/2026, 2.950%	1,876,857

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Information Technology – 3.0% (Continued)
$600,000	Microsoft Corporation
	02/06/2027, 3.300%	$595,462
275,000	NVIDIA Corporation
	09/16/2026, 3.200%	268,478
1,520,000	Texas Instruments, Inc.
	11/03/2027, 2.900%	1,451,580
1,600,000	Visa, Inc.
	09/15/2027, 2.750%	1,508,066
		15,865,687
	Manufacturing – 0.5%
2,785,000	Broadcom Corporation / Broadcom Cayman Finance Ltd.
	01/15/2027, 3.875%	2,610,210

	Materials – 1.3%
900,000	Allegheny Technologies, Inc.
	08/15/2023, 7.875%	966,375
530,000	Ashland LLC
	08/15/2022, 4.750%	536,731
580,000	Ball Corporation
	11/15/2023, 4.000%	569,125
460,000	Blue Cube Spinco LLC
	10/15/2025, 10.000%	534,750
750,000	CF Industries, Inc.
	06/01/2023, 3.450%	722,813
900,000	Packaging Corp of America
	12/15/2027, 3.400%	857,908
1,090,000	PolyOne Corporation
	03/15/2023, 5.250%	1,127,114
250,000	PPG Industries, Inc.
	03/15/2028, 3.750%	250,387
1,105,000	The Chemours Company
	05/15/2027, 5.375%	1,088,425
400,000	WR Grace & Company (a)
	10/01/2021, 5.125%	412,000
		7,065,628

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 34.8% (Continued)

	Telecommunication Services – 1.1%
$1,720,000	CenturyLink, Inc.
	04/01/2024, 7.500%	$1,844,700
1,200,000	Consolidated Communications, Inc.
	10/01/2022, 6.500%	1,138,500
2,675,000	Verizon Communications, Inc.
	03/16/2027, 4.125%	2,694,655
		5,677,855
	Utilities – 2.9%
540,000	AES Corporation
	03/15/2021, 4.000%	542,808
670,000	AmeriGas Partners LP
	05/20/2027, 5.750%	664,975
1,545,000	Atmos Energy Corporation
	06/15/2027, 3.000%	1,467,011
845,000	Calpine Corporation
	01/15/2025, 5.750%	771,063
1,350,000	DTE Energy Company
	03/15/2027, 3.800%	1,334,732
1,300,000	Edison International
	03/15/2028, 4.125%	1,306,392
2,050,000	Exelon Corporation
	04/15/2026, 3.400%	1,979,536
2,450,000	NextEra Energy Capital Holdings, Inc.
	05/01/2027, 3.550%	2,388,315
650,000	NextEra Energy Operating Partners, LP (a)
	09/15/2024, 4.250%	635,375
2,295,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	2,182,113
1,750,000	PSEG Power LLC
	04/15/2031, 8.625%	2,321,741
		15,594,061
	TOTAL CORPORATE BONDS
	(Cost $186,576,269)	186,308,163

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY – 12.4%

	Federal Home Loan Banks
$215,000	09/28/2020, 1.375%	$209,497
195,000	02/18/2021, 1.375%	188,863
235,000	07/14/2021, 1.125%	225,037
365,000	11/29/2021, 1.875%	355,431
620,000	12/10/2021, 2.625%	616,474
805,000	03/11/2022, 2.250%	791,598
		2,386,900
	Federal Home Loan Mortgage Corporation
250,000	09/29/2020, 1.625%	244,973
240,000	11/17/2020, 1.875%	235,998
330,000	02/16/2021, 2.375%	327,558
665,000	08/12/2021, 1.125%	635,662
930,000	01/13/2022, 2.375%	918,983
960,000	06/19/2023, 2.750%	956,579
1,000,000	09/15/2048, 4.000% (b)	1,018,828
900,000	09/15/2048, 4.500% (b)	935,244
1,950,000	09/15/2048, 5.000% (b)	2,061,059
3,140,000	09/15/2048, 3.000% (b)	3,038,931
1,000,000	09/15/2048, 3.500% (b)	994,805
		11,368,620
	Federal National Mortgage Association
345,000	11/30/2020, 1.500%	336,302
430,000	12/28/2020, 1.875%	422,327
235,000	02/26/2021, 1.375%	227,594
400,000	04/13/2021, 2.500%	397,926
225,000	05/06/2021, 1.250%	216,789
510,000	06/22/2021, 2.750%	510,056
730,000	08/17/2021, 1.250%	700,020
755,000	10/07/2021, 1.375%	725,156
670,000	01/05/2022, 2.000%	652,962
815,000	04/05/2022, 1.875%	789,856
1,065,000	10/05/2022, 2.000%	1,032,398
560,000	01/19/2023, 2.375%	550,548
775,000	09/06/2024, 2.625%	764,404

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY – 12.4% (Continued)

	Federal National Mortgage Association (Continued)
$355,000	04/24/2026, 2.125%	$335,122
7,100,000	09/01/2048, 4.000% (b)	7,230,086
5,570,000	09/15/2048, 3.500% (b)	5,539,865
5,825,000	09/15/2048, 4.500% (b)	6,049,736
7,700,000	09/15/2048, 5.000% (b)	8,143,445
7,750,000	09/15/2048, 3.000% (b)	7,501,002
		42,125,594
	Government National Mortgage Association
1,100,000	09/01/2048, 4.500% (b)	1,142,439
900,000	09/15/2048, 4.000% (b)	921,434
1,100,000	09/15/2048, 4.000% (b)	1,126,684
1,110,000	09/15/2048, 4.500% (b)	1,153,866
1,250,000	09/15/2048, 3.000% (b)	1,222,852
3,200,000	09/15/2048, 3.500% (b)	3,206,875
910,000	09/15/2048, 3.500% (b)	913,590
1,100,000	09/01/2048, 3.000% (b)	1,076,560
		10,764,300
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $66,695,734)	66,645,414

U.S. GOVERNMENT AGENCY ISSUE – 0.5%

	Utilities – 0.5%
	Tennessee Valley Authority
405,000	02/15/2021, 3.875%	415,620
840,000	08/15/2022, 1.875%	812,756
815,000	09/15/2024, 2.875%	810,451
470,000	11/01/2025, 6.750%	579,999
		2,618,826
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $2,677,882)	2,618,826

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 51.6%

	U.S. Treasury Bonds – 19.7%
	United States Treasury Bonds
$8,450,000	02/15/2026, 6.000%	$10,267,905
6,485,000	11/15/2026, 6.500%	8,231,644
5,695,000	11/15/2027, 6.125%	7,198,280
		25,697,829
	United States Treasury Inflation Indexed Bonds
3,178,998	04/15/2021, 0.125%	3,121,099
2,849,440	04/15/2022, 0.125%	2,781,877
2,461,784	01/15/2023, 0.125%	2,398,600
2,663,010	04/15/2023, 0.625%	2,648,499
2,413,733	01/15/2024, 0.625%	2,401,190
1,719,225	07/15/2024, 0.125%	1,666,575
3,234,256	01/15/2025, 0.250%	3,136,250
3,088,077	01/15/2025, 2.375%	3,401,596
2,289,903	07/15/2025, 0.375%	2,242,301
3,796,626	01/15/2026, 0.625%	3,762,417
3,973,879	01/15/2026, 2.000%	4,327,694
3,737,229	07/15/2026, 0.125%	3,569,857
4,835,139	01/15/2027, 0.375%	4,681,364
4,185,993	01/15/2027, 2.375%	4,729,029
4,017,507	07/15/2027, 0.375%	3,894,471
3,861,572	01/15/2028, 0.500%	3,760,156
4,041,509	01/15/2028, 1.750%	4,388,879
3,723,596	04/15/2028, 3.625%	4,693,186
3,344,988	01/15/2029, 2.500%	3,905,665
3,119,329	04/15/2029, 3.875%	4,082,382
1,909,443	04/15/2032, 3.375%	2,530,248
1,253,300	02/15/2040, 2.125%	1,560,235
1,288,762	02/15/2041, 2.125%	1,617,337
925,608	02/15/2042, 0.750%	898,888
712,420	02/15/2043, 0.625%	671,159
956,880	02/15/2044, 1.375%	1,061,943
684,864	02/15/2045, 0.750%	661,500
925,236	02/15/2046, 1.000%	949,108

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Par
Value	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 51.6% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$375,804	02/15/2047, 0.875%	$374,028
362,764	02/15/2048, 1.000%	372,674
		80,290,207
	U.S. Treasury Notes – 31.9%
	United States Treasury Notes
1,275,000	05/15/2024, 2.500%	1,256,896
1,460,000	05/31/2024, 2.000%	1,400,488
2,705,000	06/30/2024, 2.000%	2,593,102
3,545,000	07/31/2024, 2.125%	3,419,263
4,220,000	08/15/2024, 2.375%	4,125,957
2,415,000	08/31/2024, 1.875%	2,295,288
5,195,000	09/30/2024, 2.125%	5,004,855
6,140,000	10/31/2024, 2.250%	5,955,440
10,415,000	11/15/2024, 2.250%	10,096,854
8,480,000	11/30/2024, 2.125%	8,160,675
11,255,000	12/31/2024, 2.250%	10,905,699
9,435,000	01/31/2025, 2.500%	9,274,863
12,985,000	02/15/2025, 2.000%	12,375,060
9,565,000	02/28/2025, 2.750%	9,544,637
11,215,000	03/31/2025, 2.625%	11,100,441
8,935,000	04/30/2025, 2.875%	8,977,406
10,890,000	05/15/2025, 2.125%	10,441,212
8,960,000	05/31/2025, 2.875%	9,000,075
9,000,000	08/15/2025, 2.000%	8,541,211
8,760,000	11/15/2025, 2.250%	8,441,081
7,255,000	02/15/2026, 1.625%	6,676,584
6,220,000	05/15/2026, 1.625%	5,708,308
4,550,000	08/15/2026, 1.500%	4,122,373
3,930,000	11/15/2026, 2.000%	3,691,667
3,835,000	02/15/2027, 2.250%	3,666,620
1,165,000	08/15/2027, 2.250%	1,110,049
2,720,000	08/15/2028, 5.500%	3,339,172
		171,225,276
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $280,369,791)	277,213,312

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 9.6%

	Money Market Funds – 9.6%
51,591,088	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional
	Class, 1.850% (c)(d)	$51,591,088
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $51,591,088)	51,591,088
	TOTAL INVESTMENTS – 108.9%
	(Cost $587,910,764)	584,376,803
	Liabilities in Excess of Other Assets – (8.9)%	(47,580,873)
	NET ASSETS – 100.0%	$536,795,930

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2018, the value of these securities amounted to $14,762,167 or 2.8% of net assets.

(b)	Security purchased on a forward-commitment basis (“TBA commitments”). On August 31, 2018, the total value of TBA commitments was $53,277,300 or 9.9% of net assets. (See Note 2).
(c)	Annualized seven-day yield as of August 31, 2018.
(d)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2018, the value of securities pledged amounted to $51,591,088. In addition, the Fund held cash collateral in the amount of $1,800,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2018

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$619,428,190	$693,226,832	$584,376,803
Cash	21,197	—	—
Cash Held as Collateral
for TBA Commitments	—	—	1,800,000
Foreign Currency, at Value*	621,644	—	—
Receivable for Investment
Securities Sold	—	—	474,991
Interest and Dividends Receivable	1,458,551	1,001,618	3,990,795
Dividend Tax Reclaim Receivable	1,241,101	—	—
Securities Lending Income Receivable	11,265	10,321	—
Total Assets	622,781,948	694,238,771	590,642,589
LIABILITIES
Payable for Investment
Securities Purchased	1,222,532	—	53,658,132
Management Fees Payable	319,568	283,116	188,527
Collateral Received for
Securities Loaned (See Note 4)	11,612,317	22,600,593	—
Total Liabilities	13,154,417	22,883,709	53,846,659
NET ASSETS	$609,627,531	$671,355,062	$536,795,930
NET ASSETS CONSIST OF:
Paid-in Capital	$696,678,164	$646,947,581	$559,685,032
Undistributed Net
Investment Income	3,504,522	1,461,554	3,183,977
Accumulated Net Realized Gain (Loss) on:
Investments in Securities	(106,356,997)	(61,243,705)	(22,539,118)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	15,882,571	84,189,632	(3,533,961)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(80,729)	—	—
Net Assets	$609,627,531	$671,355,062	$536,795,930
Net Asset Value
(unlimited shares authorized):
Net Assets	$609,627,531	$671,355,062	$536,795,930
Shares Outstanding (No Par Value)	24,200,000	19,000,000	11,200,000
Net Asset Value, Offering and
Redemption Price per Share	$25.19	$35.33	$47.93
* Identified Cost:
Investments in Securities	$603,545,619	$609,037,200	$587,910,764
Foreign Currency	677,430	—	—
+ Includes loaned securities
with a value of	$12,903,075	$22,069,782	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Year Ended August 31, 2018

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$18,949,113	$10,553,009	$—
Securities Lending Income	228,047	175,805	—
Interest	8,294	11,269	16,357,525
Total Investment Income	19,185,454	10,740,083	16,357,525
EXPENSES
Management Fees	4,355,151	3,235,699	2,452,187
Fees Waived by
Adviser (See Note 3)	(41,438)	(26,355)	(18,723)
Total Expenses	4,313,713	3,209,344	2,433,464
Net Investment Income	14,871,741	7,530,739	13,924,061

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	58,092,886	57,984,553	(19,623,131)
Foreign Currency	(576,299)	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(103,533,826)	41,258,645	(8,423,067)
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	(116,760)	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(46,133,999)	99,243,198	(28,046,198)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$(31,262,258)	$106,773,937	$(14,122,137)
* Net of foreign withholding tax of	$(2,270,992)	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
OPERATIONS
Net Investment Income	$14,871,741	$13,164,323
Net Realized Gain on Investments
and Foreign Currency	57,516,587	56,406,405
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	(103,650,586)	89,910,448
Net Increase (Decrease) in Net Assets
Resulting from Operations	(31,262,258)	159,481,176

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(16,139,876)	(14,113,971)
Total Distributions to Shareholders	(16,139,876)	(14,113,971)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	169,775,080	24,562,050
Payments for Shares Redeemed	(235,191,790)	(30,668,010)
Transaction Fees (Note 7)	82,570	24,999
Net Decrease in Net Assets
Derived from Capital
Share Transactions (a)	(65,334,140)	(6,080,961)
Net Increase (Decrease) in Net Assets	$(112,736,274)	$139,286,244

NET ASSETS
Beginning of Period	$722,363,805	$583,077,561
End of Period	$609,627,531	$722,363,805
Undistributed Net
Investment Income	$3,504,522	$3,236,316

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
	Shares	Shares
Shares Sold	5,700,000	1,000,000
Shares Redeemed	(8,100,000)	(1,400,000)
Net Decrease	(2,400,000)	(400,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
OPERATIONS
Net Investment Income	$7,530,739	$6,052,848
Net Realized Gain on Investments	57,984,553	46,264,513
Change in Unrealized
Appreciation of Investments	41,258,645	10,250,391
Net Increase in Net Assets
Resulting from Operations	106,773,937	62,567,752

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(7,946,564)	(4,656,562)
Total Distributions to Shareholders	(7,946,564)	(4,656,562)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	319,329,840	80,016,080
Payments for Shares Redeemed	(247,958,170)	(104,018,770)
Net Increase (Decrease) in Net Assets
Derived from Capital
Share Transactions (a)	71,371,670	(24,002,690)
Net Increase in Net Assets	$170,199,043	$33,908,500

NET ASSETS
Beginning of Period	$501,156,019	$467,247,519
End of Period	$671,355,062	$501,156,019
Undistributed Net Investment Income	$1,461,554	$1,863,655

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
	Shares	Shares
Shares Sold	9,400,000	2,700,000
Shares Redeemed	(7,200,000)	(3,500,000)
Net Increase (Decrease)	2,200,000	(800,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
OPERATIONS
Net Investment Income	$13,924,061	$9,435,702
Net Realized Loss on Investments	(19,623,131)	(3,261,936)
Change in Unrealized Depreciation
of Investments	(8,423,067)	(2,531,644)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(14,122,137)	3,642,122

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(13,197,299)	(9,417,422)
From Net Realized Gains	—	(6,417,922)
Total Distributions to Shareholders	(13,197,299)	(15,835,344)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	97,556,210	89,652,290
Payments for Shares Redeemed	(91,341,850)	—
Transaction Fees (Note 7)	49,624	57,990
Net Increase in Net Assets
Derived from Capital
Share Transactions (a)	6,263,984	89,710,280
Net Increase (Decrease) in Net Assets	$(21,055,452)	$77,517,058

NET ASSETS
Beginning of Period	$557,851,382	$480,334,324
End of Period	$536,795,930	$557,851,382
Undistributed Net Investment Income	$3,183,977	$2,457,220

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
	Shares	Shares
Shares Sold	2,000,000	1,800,000
Shares Redeemed	(1,900,000)	—
Net Increase	100,000	1,800,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

					Period
	Year Ended August 31,				Ended
					August 31,
	2018	2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$27.16	$21.60	$20.82	$25.70	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.60	0.50	0.46	0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	(1.91)	5.60	0.70	(4.89)	0.55
Total from Investment
Operations	(1.31)	6.10	1.16	(4.45)	1.09

LESS DISTRIBUTIONS:
From Net Investment Income	(0.66)	(0.54)	(0.38)	(0.43)	(0.39)
Total Distributions	(0.66)	(0.54)	(0.38)	(0.43)	(0.39)

CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 7)	— (3)	— (3)	— (3)	— (3)	—	(3)
Net Asset Value, End of Period	$25.19	$27.16	$21.60	$20.82	$25.70
Total Return	-4.97%	28.70%	5.68%	-17.60%	4.54	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$609,628	$722,364	$583,078	$616,410	$758,098

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.64%	0.68%	0.68%	0.71%	0.75	%(5)
Expenses to Average
Net Assets (After
Management Fees Waived)	0.63%	0.68%	0.68%	0.71%	0.75	%(5)
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	2.18%	2.13%	2.25%	1.85%	2.59	%(5)
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	2.19%	2.13%	2.25%	1.85%	2.59	%(5)
Portfolio Turnover Rate(6)	66%	73%	106%	43%	59	%(4)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than$0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

					Period
	Year Ended August 31,				Ended
					August 31,
	2018	2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$29.83	$26.55	$25.37	$26.77	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.40	0.35	0.47	0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	5.52	3.20	1.17	(1.43)	1.63
Total from Investment
Operations	5.92	3.55	1.64	(0.97)	1.90

LESS DISTRIBUTIONS:
From Net Investment Income	(0.42)	(0.27)	(0.46)	(0.43)	(0.13)
From Net Realized Gains	—	—	—	— (3)	—
Total Distributions	(0.42)	(0.27)	(0.46)	(0.43)	(0.13)

CAPITAL SHARE
TRANSACTIONS
Transaction Fees (See Note 7)	—	—	—	— (3)	—
Net Asset Value, End of Period	$35.33	$29.83	$26.55	$25.37	$26.77
Total Return	19.95%	13.42%	6.61%	-3.70%	7.60	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$671,355	$501,156	$467,248	$400,787	$182,014

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average
Net Assets (Before
Management Fees Waived)	0.52%	0.55%	0.55%	0.55%	0.55	%(5)
Expenses to Average
Net Assets (After
Management Fees Waived)	0.51%	0.55%	0.55%	0.55%	0.55	%(5)
Net Investment Income to
Average Net Assets (Before
Management Fees Waived)	1.20%	1.24%	1.87%	1.72%	1.62	%(5)
Net Investment Income to
Average Net Assets (After
Management Fees Waived)	1.21%	1.24%	1.87%	1.72%	1.62	%(5)
Portfolio Turnover Rate(6)	63%	68%	114%	90%	1	%(4)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

				Period
				Ended
	Year Ended August 31,			August 31,
	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$50.26	$51.65	$49.57	$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	1.17	0.92	0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	(2.39)	(0.74)	1.96	(0.70)
Total from Investment Operations	(1.22)	0.18	2.82	(0.07)

LESS DISTRIBUTIONS:
From Net Investment Income	(1.11)	(0.93)	(0.74)	(0.39)
From Net Realized Gains	—	(0.65)	—	—
Total Distributions	(1.11)	(1.58)	(0.74)	(0.39)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)	— (3)	0.01	— (3)	0.03
Net Asset Value, End of Period	$47.93	$50.26	$51.65	$49.57
Total Return	-2.42%	0.50%	5.76%	-0.08	%(4)

Supplemental Data:
Net Assets at End of Period (000’s)	$536,796	$557,851	$480,334	$426,297

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets
(Before Management Fees Waived)	0.43%	0.45%	0.45%	0.45	%(5)
Expenses to Average Net Assets
(After Management Fees Waived)	0.42%	0.45%	0.45%	0.45	%(5)
Net Investment Income to Average Net Assets
(Before Management Fees Waived)	2.42%	1.86%	1.72%	1.43	%(5)
Net Investment Income to Average Net Assets
(After Management Fees Waived)	2.43%	1.86%	1.72%	1.43	%(5)
Portfolio Turnover Rate(6)	324%	296%	440%	409	%(4)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident Core International Equity Index, the Vident Core U.S. Stock Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014, and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$598,296,715	$—	$—	$598,296,715
Preferred Stocks	7,970,647	—	—	7,970,647
Short-Term Investments	1,548,511	—	—	1,548,511
Investments Purchased
with Proceeds from
Securities Lending	419,000	11,193,317	—	11,612,317
Total Investments
in Securities	$608,234,873	$11,193,317	$—	$619,428,190

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$669,985,814	$—	$—	$669,985,814
Short-Term Investments	640,425	—	—	640,425
Investments Purchased
with Proceeds from
Securities Lending	22,600,593	—	—	22,600,593
Total Investments
in Securities	$693,226,832	$—	$—	$693,226,832

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$186,308,163	$—	$186,308,163
Mortgage Backed
Securities – U.S.
Government Agency	—	66,645,414	—	66,645,414
U.S. Government
Agency Issues	—	2,618,826	—	2,618,826
U.S. Government
Notes/Bonds	—	277,213,312	—	277,213,312
Short-Term Investments	51,591,088	—	—	51,591,088
Total Investments
in Securities	$51,591,088	$532,785,715	$—	$584,376,803

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

For the period ended August 31, 2018, there were no transfers into or out of Levels 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security.  TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date.  Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.  The specific securities to be delivered are not identified at the trade date.  However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms.  When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.  In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price.  During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of August 31, 2018 is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of August 31, 2018

	Assets		Liabilities
	Location	Value	Location	Value
Payable for
TBA Commitments –	Receivable for		Investment
Credit/interest	Investment		Securities
rate risk	Securities Sold	$474,991	Purchased	$53,658,132

The effect of TBA Commitments on the Statement of Operations for the year ended August 31, 2018

Amount of Realized Loss on TBA		Change in Unrealized Depreciation
Commitments Recognized in Income		on Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	$(1,080,809)	TBA Commitments	$(48,975)

The average monthly value of TBA Commitments during the period ended August 31, 2018 was $80,036,176.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSTFAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at pre-arranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTA.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of August 31, 2018:

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
			Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description/	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Assets	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$228,871	$—	$228,871	$(228,871)	$—	$—
Wells Fargo
Securities, LLC	246,120	—	246,120	(246,120)	—	—
	$474,991	$—	$474,991	$(474,991)	$—	$—

Liabilities

				Gross Amounts not offset in the Statement of Assets and Liabilities
			Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description/	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$25,150,219	$—	$25,150,219	$(25,150,219)	$—	$—
Wells Fargo
Securities, LLC	28,507,913	—	28,507,913	(26,707,913)	(1,800,000)	—
	$53,658,132	$—	$53,658,132	$(51,858,132)	$(1,800,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Distributions received from a Fund’s investments in a Real Estate Investment Trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Funds plan to file U.S. Federal and various state and local tax returns.  The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the Funds’ uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the year ended August 31, 2018, the Funds did not incur any interest or penalties.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, foreign currency adjustments, and passive foreign investment company adjustments, if any. For the fiscal year ended August 31, 2018, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
Vident International Equity Fund	$1,536,341	$(60,776,663)	$59,240,322
Vident Core U.S. Equity Fund	13,724	(69,361,447)	69,347,723
Vident Core U.S. Bond Strategy ETF	(5)	446,914	(446,909)

During the fiscal year ended August 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/ (losses) to paid-in capital.

Vident International Equity Fund	$59,240,322
Vident Core U.S. Equity Fund	$69,347,723
Vident Core U.S. Bond Strategy ETF	$446,909

K.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to August 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

L.
Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Vident Investment Advisory, LLC is the Sub-Adviser (the “Sub-Adviser”) for the Funds. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration, securities lending and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. Effective January 31, 2018, for services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Prior to January 31, 2018, Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF paid the Adviser 0.68%, 0.55% and 0.45%, respectively, at an annual rate based on each Fund’s average daily net assets. Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. From January 1, 2018 to January 31, 2018 the Adviser contractually waived 0.07%, 0.05% and 0.04% of their adviser fee from the Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF, respectively.  Fees waived under this waiver are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and accountant and fund accountant. Fund Services also serves as the transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s securities lending agent and the Custodian acts as Vident Core U.S. Equity Fund’s securities lending agent (the “Securities Lending Agents”). Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian in connection with the Fund’s international investments (the “Sub-Custodian”). Prior to December 6, 2016, Bank of New York Mellon acted as securities lending agent for Vident International Equity Fund. From December 6, 2016 through September 5, 2017, U.S. Bank N.A. acted as securities lending agent for Vident International Equity Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2018, Vident International Equity Fund and Vident Core U.S. Equity Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian and Sub-Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Lending Agents. Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury Bills, Notes and Bonds with a value of $2,787,443.

As of August 31, the values of the securities on loan and payable for collateral due to brokers were as follows:

		Payable for
	Value of	Collateral Received
	Securities	(excludes non-cash
Fund	on Loan	collateral)
Vident International Equity Fund	$12,903,075	$11,612,317
Vident Core U.S. Equity Fund	$22,069,782	$22,600,593

Vident International Equity Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements and short-term money markets with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at August 31, 2018. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of August 31, 2018.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the year ended August 31, 2018, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$228,047
Vident Core U.S. Equity Fund	$175,805

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Repurchase agreements
collateralized by various
U.S. government
obligations	$11,193,317	$—	$—	$—	$11,193,317
U.S. Treasury Bills,
Notes, Bonds	$—	$—	$104,081	$2,683,362	$2,787,443
Money Markets	$419,000	$—	$—	$—	$419,000
Total Borrowings	$11,612,317	$—	$104,081	$2,683,362	$14,399,760

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$22,600,593	$—	$—	$—	$22,600,593
Total Borrowings	$22,600,593	$—	$—	$—	$22,600,593

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$467,615,281	$441,937,204
Vident Core U.S. Equity Fund	$397,236,980	$396,739,017
Vident Core U.S. Bond Strategy ETF	$1,847,809,642	$1,850,844,404

For the year ended August 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$127,824,767	$220,241,556
Vident Core U.S. Equity Fund	$318,085,955	$247,786,802
Vident Core U.S. Bond Strategy ETF	$47,229,618	$37,871,223

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the year.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $1,536,554,425 of purchases and $1,535,765,606 of sales of U.S. Government securities during the year.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2018, were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$606,661,856	$613,734,454	$589,166,677
Gross tax unrealized appreciation	71,514,124	103,526,712	1,844,988
Gross tax unrealized depreciation	(58,126,146)	(24,034,334)	(6,634,862)
Net tax unrealized
appreciation (depreciation)	13,387,978	79,492,378	(4,789,874)
Undistributed ordinary income	3,505,903	1,461,554	3,183,977
Undistributed long-term gain	—	—	—
Total distributable earnings	3,505,903	1,461,554	3,183,977
Other accumulated (loss)	(103,944,514)	(56,546,451)	(21,283,205)
Total accumulated gain (loss)	$(87,050,633)	$24,407,481	$(22,889,102)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Vident International Equity Fund	$96,253,302	$7,652,599	Indefinite
Vident Core U.S. Equity Fund	$54,642,579	$1,903,872	Indefinite
Vident Core U.S. Bond Strategy ETF	$15,848,440	$5,434,765	Indefinite

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2018, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,139,876	$—
Vident Core U.S. Equity Fund	$7,946,564	$—
Vident Core U.S. Bond Strategy ETF	$13,197,299	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2017, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$14,113,970	$—
Vident Core U.S. Equity Fund	$4,656,562	$—
Vident Core U.S. Bond Strategy ETF	$14,142,492	$1,692,852

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed creation fee, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. At August 31, 2018, Ronald Blue & Company, LLC, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets & liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended for Vident International Equity Fund and Vident Core U.S. Equity Fund and each of the four periods in the period then ended for Vident Core U.S. Bond Strategy ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2018

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years
Independent Trustees
Leonard M.	Lead	Indefinite	Retired; formerly Chief	40	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(wealth management		(38 portfolios);
	Audit		firm) (2000–2011).		Director,
	Committee				Anchor
	Chairman				Bancorp
Wisconsin, Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	40	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(38 portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	40	Independent
Born: 1956		term;	Director and General Counsel,		Trustee,
		since 2018	Artisan Partners Limited		PPM Funds
			Partnership (investment adviser)		(9 portfolios)
			(2000–2013); Executive Vice		(since 2018).
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	40	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Continued) (Unaudited)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Barolsky, Esq.	President	term;	(since 2012); Associate, Thompson Hine LLP
Born: 1981	and	since 2014	(law firm) (2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund Services,
	Officer	since 2015	LLC (2014–2015); Assistant Vice President, U.S. Bancorp
Fund Services, LLC (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Weitzel, CPA		term;	(since 2015); Assistant Vice President,
Born: 1977		since 2014	U.S. Bancorp Fund Services, LLC (2011–2015);
		(other roles	Manager, PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M.	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Wickmann	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp Fund
Born: 1982		since 2017	Services, LLC (2012–2017).

Elizabeth A.	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Winske	Treasurer	term;	(since 2016); Officer, U.S. Bancorp Fund Services, LLC
Born: 1983		since 2017	(2012–2016).

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2018 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2018 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2018	August 31, 2018	the Period(a)	Expense Ratio
Actual	$1,000.00	$ 886.70	$2.90	0.61%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.13	$3.11	0.61%

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2018	August 31, 2018	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,081.20	$2.62	0.50%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2018	August 31, 2018	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,010.60	$2.08	0.41%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,023.14	$2.09	0.41%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period. See Note 3.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	95.27%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2018 was as follows:

Vident International Equity Fund	0.43%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION (Continued)
(Unaudited)

FOREIGN TAX CREDIT PASS THROUGH (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2018.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,117,677	$0.0875	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily NAV is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia  30076

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Bond Strategy ETF
	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund

Non-Audit Related Fees	FYE 8/31/2018	FYE 8/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund

Non-Audit Related Fees	FYE 8/31/2018	FYE 8/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF

Non-Audit Related Fees	FYE 8/31/2018	FYE 8/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush and Janet Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Assistant Treasurer/Acting Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 25, 2018

By (Signature and Title)*    /s/Brett M. Wickmann
Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date    October 25, 2018

* Print the name and title of each signing officer under his or her signature.